Accounts and transactions with related parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 4,906	$ 5,221	$ 4,975
Post-employment pension	94	100	96
Share-based payments	2,978	2,748	1,548
Total	$ 7,978	$ 8,069	$ 6,619